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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 3, 2014

This supplement describes changes affecting the Investment Portfolios offered under the following contracts issued by MetLife Investors USA Insurance Company or First MetLife Investors Insurance Company:

    .  SERIES VA (OFFERED ON AND AFTER OCTOBER 7, 2011)
    .  CLASS VA (OFFERED ON AND AFTER OCTOBER 7, 2011)
    .  SERIES VA-4 (OFFERED ON AND AFTER OCTOBER 7, 2011)
    .  CLASS VA-4 (OFFERED ON AND AFTER OCTOBER 7, 2011)
    . SERIES L-4 YEAR (OFFERED ON AND AFTER APRIL 29, 2013) . CLASS L-4 YEAR (OFFERED ON AND AFTER APRIL 29, 2013)

The names and investment subadvisers, and as indicated, the investment objectives, of the Investment Portfolios identified below have changed. Accordingly, the prospectuses are hereby revised to incorporate the following information.

MET INVESTORS SERIES TRUST

JANUS FORTY PORTFOLIO

ClearBridge Investments, LLC has replaced Janus Capital Management LLC as the subadviser to the Janus Forty Portfolio and the name of the portfolio has changed to the CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II.

LORD ABBETT MID CAP VALUE PORTFOLIO

Invesco Advisers, Inc. has replaced Lord, Abbett & Co. LLC as the subadviser to the Lord Abbett Mid Cap Value Portfolio and the name of the portfolio has changed to the INVESCO MID CAP VALUE PORTFOLIO. In addition, the portfolio's investment objective has changed to "High total return by investing in equity securities of mid-sized companies."

METROPOLITAN SERIES FUND

DAVIS VENTURE VALUE PORTFOLIO

Wellington Management Company, LLP has replaced Davis Selected Advisers, L.P. as the subadviser to the Davis Venture Value Portfolio and the name of the portfolio has changed to the WMC CORE EQUITY OPPORTUNITIES PORTFOLIO. In addition, the portfolio's investment objective has changed to "Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


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